UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Criterion Capital Management, LLC

Address:   4 Embarcadero Center
           34th Floor
           San Francisco, CA 94111


Form 13F File Number: 28-10866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Daniel Beckham
Title:  Chief Operating Officer
Phone:  (415) 834-2417

Signature,  Place,  and  Date  of  Signing:

/s/ R. Daniel Beckham              San Francisco, CA                  11/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $      727,511
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYSTEMS INC              COM               00724F101     4687   180000 SH       SOLE                 180000      0    0
ADVENT SOFTWARE INC            COM               007974108    11499   218853 SH       SOLE                 218853      0    0
AKAMAI TECHNOLOGIES INC        COM               00971T101    22754   449957 SH       SOLE                 449957      0    0
AMAZON COM INC                 COM               023135106    26551   167000 SH       SOLE                 167000      0    0
AMERICAN TOWER SYS CORP        COM               029912201     7769   150000 SH       SOLE                 150000      0    0
APPLIED MICRO CIRCUITS CORP    COM               03822W406     2226   214000 SH       SOLE                 214000      0    0
APPLE COMPUTER INC             COM               037833100     8046    28000 SH       SOLE                  28000      0    0
ARUBA NETWORKS INC             COM               043176106    16838   765000 SH       SOLE                 765000      0    0
ASIAINFO HOLDINGS              NASDAQ OTC ISSUES 04518A104    12861   645000 SH       SOLE                 645000      0    0
ATHENAHEALTH INC               COM               04685W103    28815   904156 SH       SOLE                 904156      0    0
AUTODESK INC                   COM               052769106     3833   120000 SH       SOLE                 120000      0    0
AUTONAVI HLDGS LTD             SPONSORED ADR     05330F106     5463   333109 SH       SOLE                 333109      0    0
Baidu Com Inc                  COM               056752108    11824   114000 SH       SOLE                 114000      0    0
CADENCE DESIGN SYSTEMS INC     COM               127387108    20580  2704400 SH       SOLE                2704400      0    0
CAMELOT INFORMATION SYS INC    COM               13322V105    10567   590000 SH       SOLE                 590000      0    0
CAVIUM NETWORKS INC            COM               14965A101    24767   844425 SH       SOLE                 844425      0    0
CITRIX SYS INC                 COM               177376100    33463   476618 SH       SOLE                 476618      0    0
CROWN CASTLE INTL CORP         COM               228227104    21818   494973 SH       SOLE                 494973      0    0
CTRIP.COM INTL LTD             AMERICAN DEP SHS  22943F100    11518   240000 SH       SOLE                 240000      0    0
ELECTRONIC ARTS INC            COM               285512109     2597   160000 SH       SOLE                 160000      0    0
EQUINIX INC                    COM               29444U502    27894   270000 SH       SOLE                 270000      0    0
EXLSERVICE HOLDINGS INC        COM               302081104      961    50000 SH       SOLE                  50000      0    0
F5 NETWORKS INC                COM               315616102     3759    36000 SH       SOLE                  36000      0    0
GENPACT LTD                    SHS               G3922B107     2944   170000 SH       SOLE                 170000      0    0
GOOGLE INC-CL A                CL A              38259P508    10554    20000 SH       SOLE                  20000      0    0
GLOBALSTAR                     COM               378973408     1663   950000 SH       SOLE                 950000      0    0
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR     43358R108    16142   658600 SH       SOLE                 658600      0    0
INFORMATICA CORPORATION        COM               45666Q102     5282   140000 SH       SOLE                 140000      0    0
INTERPUBLIC GROUP OF COS INC   COM               460690100     5622   560000 SH       SOLE                 560000      0    0
INTL GAME TECHNOLOGY           COM               459902102    12344   859000 SH       SOLE                 859000      0    0
INTUIT INC                     COM               461202103    15614   351276 SH       SOLE                 351276      0    0
ISILON SYS INC                 COM               46432L104     8385   375000 SH       SOLE                 375000      0    0
JUNIPER NETWORKS               COM               48203R104     7730   250000 SH       SOLE                 250000      0    0
LAMAR ADVERTISING CO-CL A      CL A              512815101    13180   417485 SH       SOLE                 417485      0    0
LAS VEGAS SANDS CORP           COM               517834107     5858   170000 SH       SOLE                 170000      0    0
LIMELIGHT NETWORKS INC         COM               53261M104     4424   800000 SH       SOLE                 800000      0    0
LINEAR TECHNOLOGY CORPORATION  COM               535678106    11957   385200 SH       SOLE                 385200      0    0
LONGTOP FINANCIAL              COM               54318P108     6939   180000 SH       SOLE                 180000      0    0
MEMC ELECTRONIC MATERIALS INC  COM               552715104    12552  1052100 SH       SOLE                1052100      0    0
MERCADOLIBRE INC               COM               58733R102    13165   175211 SH       SOLE                 175211      0    0
NETAPP INC                     COM               64110D104    13465   265000 SH       SOLE                 265000      0    0
NETEZZA CORP                   COM               64111N101     5136   190000 SH       SOLE                 190000      0    0
NETFLIX COM INC                COM               64110L106    20646   121000 SH       SOLE                 121000      0    0
OPENTABLE INC                  COM               68372A104     2066    30000 SH       SOLE                  30000      0    0
PAYCHEX INC                    COM               704326107     4088   150000 SH       SOLE                 150000      0    0
POWER-ONE INC                  COM               73930R102     7169   775000 SH       SOLE                 775000      0    0
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104      740      170 SH  PUT  SOLE                    170      0    0
POWERWAVE TECHNOLOGIES INC     COM               739363109    12611  6929180 SH       SOLE                6929180      0    0
RED HAT INC                    COM               756577102    22813   556000 SH       SOLE                 556000      0    0
SALESFORCE COM INC             COM               79466L302    19421   170992 SH       SOLE                 170992      0    0
SAPIENT CORP                   COM               803062108      602    50000 SH       SOLE                  50000      0    0
SBA COMMUNICATIONS CORP        COM               78388J106    18337   455000 SH       SOLE                 455000      0    0
SOURCE FIRE INC                COM               83616T108     2774    95000 SH       SOLE                  95000      0    0
SPANSION INC-CLASS A           CL A              84649R200     2107   141500 SH       SOLE                 141500      0    0
SS&C TECHNOLOGIES INC          COM               78467J100     4292   275837 SH       SOLE                 275837      0    0
SUCCESSFACTORS INC             COM               864596101     7640   305000 SH       SOLE                 305000      0    0
TALEO CORP                     COM               87424N104     9565   325000 SH       SOLE                 325000      0    0
TERADATA CORP                  COM               88076W103     6623   170000 SH       SOLE                 170000      0    0
VANCEINFO TECHNOLOGIES INC     COM               921564100    42134  1306068 SH       SOLE                1306068      0    0
VARIAN SEMICONDUCTOR EQUIPMENT COM               922207105    15210   520000 SH       SOLE                 520000      0    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
VERISK ANALYTICS INC CL A      CL A              92345Y106    11314   405963 SH       SOLE                 405963      0    0
WEBMD HEALTH CORP              COM               94770V102     5241   104000 SH       SOLE                 104000      0    0
WYNN RESORTS LTD               COM               983134107    18072   208972 SH       SOLE                 208972      0    0


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